Feb. 17, 2026
Invesco Flexible Income ETF
Investment Objective
The Invesco Flexible Income ETF (the “Fund”) seeks income with a total return focus.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.39

[1] ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$40	$125

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal conditions in a multi-sector portfolio of fixed income securities. Fixed income securities include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. corporate and government issuers.
The Fund will generally allocate its assets among several fixed income market sectors, without limitation, including, but not limited to: high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries in both developed and emerging markets (defined as countries included in the J.P. Morgan GBI-EM Global Diversified Index or the J.P. Morgan EMBI Global Diversified Index), fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities, and mortgage-related and other asset backed securities. Depending on market conditions, the Fund may invest in other fixed income sectors, such as contingent convertible securities, preferred securities, or structured notes. The Fund has no limitations regarding the range of credit quality, maturities or duration of the debt securities it can buy or the market capitalization or market sector/industry of the issuers of those securities.
The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities, and mortgage-related and other asset-backed securities (“ABS”). The Fund may invest in commercial mortgaged-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”), mortgage to-be announced (“TBA”) securities, collateralized mortgage obligations (“CMOs”) and collateralized debt obligations (“CDOs”). The Fund may utilize TBAs to gain highly liquid exposure to the U.S. mortgage market.
The Fund may invest in derivatives to gain exposure to an underlying asset or for hedging purposes. The Fund’s investments in derivatives may include, without limitation, options (including, but not limited to, options on futures and swaps), forward contracts, futures contracts and various other instruments including, but not limited to, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit risk).
The Fund may also hold cash and cash-equivalent instruments, including affiliated money market funds.
The Fund may also invest in unrated securities, in which case Invesco Advisers, Inc. (the “Sub-Adviser”) may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha.
In selecting investments for the Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by utilizing a macro-orientated risk allocation process. The portfolio managers may focus on securities that they believe offer a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and/or relative values across global fixed income markets. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.